Recoverable taxes	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Recoverable taxes
11 Recoverable taxes

	2025	2024

Prepayments of income taxes (IRPJ and CSLL)	413,791	423,489
Contributions over revenue (PIS and COFINS)	27,431	25,791
Taxes on services (ISS)	1,582	3,255
Others	20	20
Total	442,824	452,555

Current	442,824	452,555
Non-Current	—	—